Derivative Assets (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset premium		$ 15,370,000	$ 7,000,000
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,900,000		$ 484,100,000
Derivative, Cap Interest Rate	0.75%		0.75%
Derivative, Maturity Date			Nov. 30, 2026
Derivative asset premium	$ 15,370,000		$ 7,000,000
Derivative, Inception Date			Dec. 22, 2021
Derivative, Maturity Date	fourth quarter 2026
Fair Value Adjustment		$ 6,648,000
Principal Amount Outstanding on Loans Securitized or Asset-Backed Financing Arrangement	$ 253,900,000